Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage expenses:
Commissions	$ 1,952	$ 2,171	$ 1,977
Bunkers	89	4,360	1,384
Port expenses	4	2,217	1,053
Other	885	365	253
Total	2,930	9,113	4,667
Vessel operating expenses:
Crew costs and related costs	13,375	14,794	15,558
Insurance expense	1,796	2,112	2,436
Spares, repairs, maintenance and other expenses	5,001	4,396	4,412
Stores and lubricants	3,251	3,451	3,500
Management fees (Note 5)	3,917	4,221	4,466
Other operating expenses	3,209	1,674	1,492
Total	$ 30,549	$ 30,648	$ 31,864